INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

NOTE 8 — INCOME AND SOCIAL CONTRIBUTION TAXES

In Brazil, income taxes include federal income tax (IRPJ) and social contribution (CSLL), which represents an additional federal income tax. The statutory rates for income tax and social contribution are 25% and 9%, respectively, and are applicable for the years ended December 31, 2022, 2021 and 2020. The foreign subsidiaries of the Company are subject to taxation at rates ranging between 23% and 35%, without considering there are subsidiaries abroad with zero tax rate, which have mainly financial activities. The differences between the Brazilian tax rates and the rates of other countries are presented under “Difference in tax rates in foreign companies” in the reconciliation of income tax and social contribution below.

a) Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income are as follows:

	2022	2021	2020
Income (loss) before income taxes	15,859,027	20,272,568	3,495,678
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(5,392,069)	(6,892,673)	(1,188,531)
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	66,851	403,431	530,715
- Equity in earnings of unconsolidated companies	391,621	191,474	51,873
- Interest on equity (Note 2.14)	566,740	406,022	98,739
- Interests on tax lawsuits*	20,442	551,624	—
- Tax credits and incentives	36,779	112,521	31,800
- Deferred tax assets not recognized / Realization, net	58,402	482,497	(587,917)
- Other permanent differences, net	(128,241)	31,474	(44,303)
Income and social contribution taxes	(4,379,475)	(4,713,630)	(1,107,624)
Current	(3,709,414)	(4,306,223)	(908,051)
Deferred	(670,061)	(407,407)	(199,573)

* On September 24, 2021, the Federal Supreme Court finalized the judgment of Topic 962, deciding unanimously that the IR and CS levy was not due on the amounts related to interests (Selic rate) on tax lawsuits. Thus, the effects of such judgment were considered to the tax calculation applied to the interests recorded in the period, related to the tax credit arising from the final and unappealable decision of the actions that discussed the inclusion of ICMS in the PIS/COFINS calculation basis.

b) Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates:

	Balance as of	Recognized in	Acquisition of	Comprehensive	Balance as of
	January 1, 2020	income	subsidiary	Income	December 31, 2020
Tax loss carryforward	1,341,464	(157,207)	—	36,228	1,220,485
Social contribution tax losses	350,810	(60,534)	—	—	290,276
Provision for tax, civil and labor liabilities	242,794	140,871	—	1,798	385,463
Benefits granted to employees	294,031	(6,848)	—	105,074	392,257
Other temporary differences	575,719	(114,627)	—	40,022	501,114
Deferred exchange variance*	1,177,428	(119,178)	—	(709)	1,057,541
Provision for losses	23,618	11,740	—	162	35,520
Fair value adjustments on businesses acquired	(452,058)	106,210	(86,093)	(118,923)	(550,864)
	3,553,806	(199,573)	(86,093)	63,652	3,331,792

Non-current assets	4,071,219				3,393,354
Non-current liabilities	(517,413)				(61,562)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2020	income	Others	Income	December 31, 2021
Tax loss carryforward	1,220,485	(556,480)	(24,312)	10,156	649,849
Social contribution tax losses	290,276	(187,814)	20,625	—	123,087
Provision for tax, civil and labor liabilities	385,463	37,256	—	33	422,752
Benefits granted to employees	392,257	(35,812)	—	(57,828)	298,617
Other temporary differences	501,114	(144,352)	—	2,312	359,074
Deferred exchange variance*	1,057,541	511,763	—	7	1,569,311
Provision for losses	35,520	6,576	—	(5,832)	36,264
Fair value adjustments on businesses acquired	(550,864)	(38,544)	—	(39,213)	(628,621)
	3,331,792	(407,407)	(3,687)	(90,365)	2,830,333

Non-current assets	3,393,354				2,929,308
Non-current liabilities	(61,562)				(98,975)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2021	income	Others	Income	December 31, 2022
Tax loss carryforward	649,849	17,112	41	(27,956)	639,046
Social contribution tax losses	123,087	50,492	—	—	173,579
Provision for tax, civil and labor liabilities	422,752	108,240	(5,295)	(539)	525,158
Benefits granted to employees	298,617	(88)	—	(98,756)	199,773
Other temporary differences	359,074	(191,137)	—	179,114	347,051
Deferred exchange variance*	1,569,311	(735,097)	—	121	834,335
Provision for losses	36,264	7,607	—	(134)	43,737
Fair value adjustments on businesses acquired	(628,621)	72,810	(3,142)	(135,590)	(694,543)
	2,830,333	(670,061)	(8,396)	(83,740)	2,068,136

Non-current assets	2,929,308				2,164,477
Non-current liabilities	(98,975)				(96,341)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

The recoverability analysis of deferred tax balances related to tax loss carryforward and social contribution tax losses performed by the Company and approved by its Board of Directors are based on its business plans and aligned with other projections and analysis performed by the Company as, for example, the impairment of assets tests.

c) Estimated recovery and reversal of income and social contribution tax assets and liabilities are as follows:

	Assets
	2022	2021
2022	—	936,839
2023	622,110	465,361
2024	458,222	429,675
2025	435,473	420,408
2026	221,496	187,700
2027 on	427,176	489,325
	2,164,477	2,929,308

	Liabilities
	2022	2021
2022	—	—
2023	—	(39,761)
2024	(46,976)	(36,927)
2025	(29,100)	(20,861)
2026	(7,259)	(1,426)
2027 on	(13,006)	—
	(96,341)	(98,975)

d) Tax Assets not booked:

Due to the lack of expectation to use tax losses, negative social contribution base and deferred exchange variation arising from some operations in Brazil, the Company did not recognize a portion of tax assets of R$ 239,989 (R$ 240,231 on December 31, 2021), which do not have an expiration date. The subsidiaries abroad had R$ 1,105,130 (R$ 1,256,438 as of December 31, 2021) of tax credits on capital losses for which deferred tax assets have not been recognized and which expire between 2029 and 2035 and also several Unrecognized tax loss carryforwards from state credits in the United States in the amount of R$ 334,475 (R$ 1,285,373 as of December 31, 2021), which expire at various dates between 2023 and 2044.